Investments in Joint Ventures (Detail) - Schedule of maturities of long-term debt (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Amount
2013	$ 481.9
2014	10.2
2015	939.3
2016	11.4
2017	572.2
Thereafter	609.2
Total maturities	$ 2,624.2